RELATED PARTIES - Compensation of key management personnel (Details)		1 Months Ended				2 Months Ended		10 Months Ended		12 Months Ended
	Aug. 07, 2017	Oct. 31, 2017	Mar. 31, 2016	Jan. 31, 2015	Dec. 31, 2014	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Nov. 08, 2017 EUR (€)	Nov. 08, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of transactions between related parties
Short-term employee benefits											$ 42,000,000		$ 37,000,000	$ 36,000,000
Long-term employee benefits											1,000,000
Share-based payment transactions											1,000,000			3,000,000
Termination benefits											1,000,000		4,000,000	2,000,000
Total compensation paid to key management personnel											45,000,000		41,000,000	$ 41,000,000
Retainer										€ 1,615,000	1,821,155	€ 747,653	827,144
Committees										139,166	156,930	180,554	199,750
Other compensation										1,528,652	1,723,785	344,791	381,449
Total										3,282,818	3,701,870	1,272,998	1,408,343
Total target amount granted under the plan											127,000,000		22,000,000
Total carrying value of obligation under Plan							$ 58,000,000				58,000,000		3,000,000
Share based payment expenses included in Selling, general and administrative expenses											55,000,000		3,000,000
Group CEO Jean Yves Charlier
Disclosure of transactions between related parties
Base salary (incl. holiday pay)										2,500,000	2,819,125	2,500,000	2,750,000
Annual incentive										4,125,000	4,651,556	2,130,000	2,343,000
Other										91,916	103,649	26,000	28,600
Share-based payment transactions										709,661	800,249
Total compensation paid to key management personnel										7,426,577	8,374,579	4,656,000	5,121,600
Group CFO Andrew Davies
Disclosure of transactions between related parties
Base salary (incl. holiday pay)								€ 1,125,000	$ 1,268,606			1,100,000	1,210,000
Annual incentive								3,518,295	3,967,405			850,000	935,000
Other								1,284,248	1,448,182
Termination benefits								250,000	281,912
Total compensation paid to key management personnel								€ 6,177,543	$ 6,966,105			1,950,000	2,145,000
Group CFO Trond Westlie
Disclosure of transactions between related parties
Base salary (incl. holiday pay)						€ 375,000	422,869
Other						5,400	6,089
Total compensation paid to key management personnel						€ 380,400	$ 428,958
Group General Counsel Scott Dresser
Disclosure of transactions between related parties
Base salary (incl. holiday pay)										925,000	1,043,076	750,000	825,000
Annual incentive										977,272	1,102,021	460,000	506,000
Other										31,186	35,166	20,000	22,000
Total compensation paid to key management personnel										1,933,458	2,180,263	1,230,000	1,353,000
Alexey M. Reznikovich
Disclosure of transactions between related parties
Retainer										40,000	45,106	40,000	44,253
Total										40,000	45,106	40,000	44,253
Stan Chudnovsky
Disclosure of transactions between related parties
Retainer										193,918	218,672	60,870	67,342
Total										193,918	218,672	60,870	67,342
Mikhail Fridman
Disclosure of transactions between related parties
Retainer										40,000	45,106	40,000	44,253
Total										40,000	45,106	40,000	44,253
Gennady Gazin
Disclosure of transactions between related parties
Retainer										194,048	218,818	150,000	165,948
Committees										55,000	62,021	110,000	121,695
Other compensation										4,757	5,364	343,189	379,676
Total										253,805	286,203	603,189	667,319
Andrei Gusev
Disclosure of transactions between related parties
Retainer										40,000	45,106	40,000	44,253
Total										40,000	45,106	40,000	44,253
Gunnar Holt
Disclosure of transactions between related parties
Retainer										133,950	151,049	40,000	44,253
Committees										20,833	23,492
Total										154,783	174,541	40,000	44,253
Sir Julian Horn-Smith
Disclosure of transactions between related parties
Retainer										194,048	218,818	150,000	165,948
Committees												50,000	55,316
Other compensation										5,145	5,802
Total										199,193	224,620	200,000	221,264
Jorn Jensen
Disclosure of transactions between related parties
Retainer										195,538	220,498	60,870	67,342
Committees										30,000	33,829
Other compensation												937	1,037
Total										225,538	254,327	61,807	68,379
Ursula Burns
Disclosure of transactions between related parties
Retainer										436,213	491,896
Committees										12,500	14,096
Other compensation										1,517,500	1,711,209
Total										1,966,213	2,217,201
Guy Laurence
Disclosure of transactions between related parties
Retainer										110,619	124,740
Committees										20,833	23,492
Other compensation										1,250	1,410
Total										132,702	149,642
Nils Katla
Disclosure of transactions between related parties
Retainer										36,666	41,346	40,000	44,253
Total										€ 36,666	$ 41,346	40,000	44,253
Morten Karlsen Srby
Disclosure of transactions between related parties
Retainer												23,913	26,455
Other compensation												665	736
Total												24,578	27,191
Trond Westlie
Disclosure of transactions between related parties
Retainer												102,000	112,844
Committees												20,554	22,739
Total												€ 122,554	$ 135,583
2014 tranche
Disclosure of transactions between related parties
Performance period				42 months
2015 tranche
Disclosure of transactions between related parties
Performance period			42 months
2016 tranche
Disclosure of transactions between related parties
Performance period		42 months
2017 tranche
Disclosure of transactions between related parties
Performance period		42 months
Transformation bonus plan
Disclosure of transactions between related parties
Percentage of performance based target pay	400.00%
Director LTI Plan
Disclosure of transactions between related parties
Performance period					3 years